                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Cincinnati Financial Corporation
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth S. Miller
Title: Sr. Vice President
Phone: (513) 870-2633

Signature, Place and Date of Signing:


  /s/ Kenneth S. Miller         Fairfield, Ohio            May 15, 2005


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

Cincinnati Insurance Company 13F File No. 28-10753
Cincinnati Casualty Company 13F File No. 28-10755
Cincinnati Indemnity Company 13F File No. 28-10756
Cincinnati Life Insurance Company 13F File No. 28-10754
CinFin Capital Management 13F File No. 28-5597


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers             0
                                          ---------

Form 13F Information Table Entry Total:       31
                                          ---------

Form 13F Information Table Value Total    2,493,895
                                          ---------

List of Other Included Managers: None


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

                                            COLUMN 2        COLUMN 3       COLUMN 4       COLUMN 5       SH/PRN       PUT/CALL
ISSUER                                  TITLE OF CLASS       CUSIP         FMV (000)       SHARES

ALLTEL CORP                                 COMMON          020039103        429,014     7,821,584         SH
ARCHSTONE-SMITH TRUST                       COMMON          039583109          2,575        75,500         SH
BB & T CORP                                 COMMON          054937107          8,793       225,000         SH
CINERGY CORP                                COMMON          172474108          4,052       100,000         SH
COCA COLA COMPANY                           COMMON          191216100          5,834       140,000         SH
EXXON MOBIL CORPORATION                     COMMON          30231G102         96,198     1,614,066         SH
FIFTH THIRD BANCORP                         COMMON          316773100      1,168,351    27,183,604         SH
FIRST FINANCIAL BANCORP                     COMMON          320209109         44,998     2,465,644         SH
FIRST MERIT CORPORATION                     COMMON          337915102        140,490     5,250,000         SH
FORTUNE BRANDS INC                          COMMON          349631101         18,142       225,000         SH
H J HEINZ COMPANY                           COMMON          423074103          5,526       150,000         SH
HILLENBRAND INDUSTRIES                      COMMON          431573104         27,735       500,000         SH
HUNTINGTON BANCSHARES INC                   COMMON          446150104          3,255       136,200         SH
JEFFERSON PILOT CORP                        COMMON          475070108          3,679        75,000         SH
JOHNSON & JOHNSON                           COMMON          478160104         33,580       500,000         SH
LINCOLN NATIONAL CORP                       COMMON          534187109          2,257        50,000         SH
MEDTRONIC INC                               COMMON          585055106          8,916       175,000         SH
MERCK & COMPANY                             COMMON          589331107            647        20,000         SH
MICROSOFT CORP                              COMMON          594918104         18,128       750,000         SH
MOLEX INC CLASS A                           COMMON          608554200          3,629       153,750         SH
NATIONAL CITY CORPORATION                   COMMON          635405103         30,150       900,000         SH
PNC FINANCIAL SERVICES GROUP                COMMON          693475105        136,473     2,651,000         SH
PFIZER INC                                  COMMON          717081103          6,568       250,000         SH
PIEDMONT NATURAL GAS                        COMMON          720186105         58,070     2,520,400         SH
PROCTER & GAMBLE CORPORATION                COMMON          742718109         31,800       600,000         SH
SKY FINANCIAL GROUP INC                     COMMON          83080P103         91,860     3,425,068         SH
SYSCO CORP                                  COMMON          871829107         16,754       468,000         SH
U S BANCORP                                 COMMON          902973304         67,272     2,334,200         SH
WACHOVIA CORP.                              COMMON          929903102          3,039        59,700         SH
WELLS FARGO & CO                            COMMON          949746101         13,455       225,000         SH
WYETH                                       COMMON          983024100         12,654       300,000         SH
                                                                           2,493,895    61,343,716


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

                                           COLUMN 6        COLUMN 7       COLUMN 8
                                          INVESTMENT                                     SHARED
ISSUER                                       DIS           OTH MGRS        SOLE                          NONE

ALLTEL CORP                                 SOLE                         7,821,584          --            --
ARCHSTONE-SMITH TRUST                       SOLE                            75,500          --            --
BB & T CORP                                 SOLE                           225,000          --            --
CINERGY CORP                                SOLE                           100,000          --            --
COCA COLA COMPANY                           SOLE                           140,000          --            --
EXXON MOBIL CORPORATION                     SOLE                         1,614,066          --            --
FIFTH THIRD BANCORP                         SOLE                        27,183,604          --            --
FIRST FINANCIAL BANCORP                     SOLE                         2,465,644          --            --
FIRST MERIT CORPORATION                     SOLE                         5,250,000          --            --
FORTUNE BRANDS INC                          SOLE                           225,000          --            --
H J HEINZ COMPANY                           SOLE                           150,000          --            --
HILLENBRAND INDUSTRIES                      SOLE                           500,000          --            --
HUNTINGTON BANCSHARES INC                   SOLE                           136,200          --            --
JEFFERSON PILOT CORP                        SOLE                            75,000          --            --
JOHNSON & JOHNSON                           SOLE                           500,000          --            --
LINCOLN NATIONAL CORP                       SOLE                            50,000          --            --
MEDTRONIC INC                               SOLE                           175,000          --            --
MERCK & COMPANY                             SOLE                            20,000          --            --
MICROSOFT CORP                              SOLE                           750,000          --            --
MOLEX INC CLASS A                           SOLE                           153,750          --            --
NATIONAL CITY CORPORATION                   SOLE                           900,000          --            --
PNC FINANCIAL SERVICES GROUP                SOLE                         2,651,000          --            --
PFIZER INC                                  SOLE                           250,000          --            --
PIEDMONT NATURAL GAS                        SOLE                         2,520,400          --            --
PROCTER & GAMBLE CORPORATION                SOLE                           600,000          --            --
SKY FINANCIAL GROUP INC                     SOLE                         3,425,068          --            --
SYSCO CORP                                  SOLE                           468,000          --            --
U S BANCORP                                 SOLE                         2,334,200          --            --
WACHOVIA CORP.                              SOLE                            59,700          --            --
WELLS FARGO & CO                            SOLE                           225,000          --            --
WYETH                                       SOLE                           300,000          --            --
                                                                        61,343,716


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